INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
INCOME TAXES
Note 5.   Income Taxes

The Company has approximately $2,994,755 of net operating losses (“NOL”) carryovers to offset taxable income, if any, in future years which expire in fiscal 2036. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based on the assessment, management has established a full valuation allowance against all of the deferred tax assets relating to the NOL period because it is more likely than not that all of the deferred tax assets will not be realized.

NOTE 8 – INCOME TAXES

The reconciliation of income tax benefit at the U.S. statutory rate of 34% for the years ended December 31, 2016 and 2015 to the Company’s effective tax rate is as follows:

	Years Ended
	December 31, 2016	December 31, 2015

Statutory federal income tax rate	-34%	-34%
State income tax, net of federal benefits	-6%	-6%
Valuation allowance	40%	40%
Income tax provision (benefit)	0%	0%

The benefit for income tax is summarized as follows:

	Years Ended
	December 31, 2016	December31, 2015
Federal
Current	$541,000	$300
Deferred	—	—
State
Current	95,000	50
Deferred	—	—
Change in valuation allowance	(636,000)	(350)
Income tax provision (benefit)	$—	$—

The tax effects of temporary differences that give rise to the Company’s net deferred tax liability as of December 31, 2015 and 2014 are as follows:

	Years Ended
	December 31, 2016	December 31, 2015

Deferred tax asset
Net operating loss carryforwards – tax effect	$636,350	$350
Valuation allowance	(636,350)	(350)
Deferred tax asset, net of allowance	$—	$—

As of December 31, 2016 and 2015, the Company had $1,592,338 of Federal and State net operating loss carryovers (“NOLs”) which begin to expire in 2035. Utilization of the NOLs may be subject to limitation under the Internal Revenue Code Section 382 should there be a greater than 50% ownership change as determined under regulations.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based on the assessment, management has established a full valuation allowance against the entire deferred tax asset relating to NOLs for every period because it is more likely than not that all of the deferred tax asset will not be realized.

The Company files U.S. Federal and Kentucky tax returns that are subject to audit by tax authorities beginning with the year ended December 31, 2015. The Company’s policy is to classify assessments, if any, for tax and related interest and penalties as tax expense.